Income Tax Expense - Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before income tax	₩ 88,011	₩ 51,256	₩ 34,439
Income tax using the statutory tax rate of each country	19,828	12,063	8,994
Expenses not deductible for tax purpose	20	42	62
Foreign tax credits	3,223	4,854	5,196
Changes in estimates related to prior period	11	(4,347)
Utilization of previously unrecognized deferred tax asset	(412)		(5,347)
Change in deferred tax due to carry-forward deficits		(33)	(6,265)
Effect of change of foreign currency exchange rate	(19)	(12)	(221)
Tax credit	(1,022)	(543)
Tax of non-recycled corporation income	668
Changes in deferred tax liabilities related to investment in subsidiaries	2,577
Others	581	(498)	634
Total adjustments	5,627	(537)	(5,941)
Income tax expense	₩ 25,455	₩ 11,526	₩ 3,053
Effective tax rate	29.00%	22.00%	9.00%